July 27, 2007

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	ING Investors Trust (on behalf of ING VP Index Plus International Equity Portfolio)
File No. 811-05629

Dear Ladies and Gentlemen:

Attached for filing via the EDGAR system is a registration statement on Form N-14 under the Securities Act of 1933, as amended, for ING Investors Trust (“Registrant”).  This Form N-14 is being filed in connection with a reorganization in which ING VP Index Plus International Equity Portfolio, a series of the Registrant, will acquire all of the assets of ING VP International Equity Portfolio, a series of ING Variable Portfolios, Inc., in exchange for shares of ING VP Index Plus International Equity Portfolio and the assumption by ING VP Index Plus International Equity Portfolio of the liabilities of ING VP International Equity Portfolio.

No fees are required in connection with this filing.  Should you have any questions please feel free to contact the undersigned at 480-477-2665 or Paul Caldarelli at 480-477-2649.

Very truly yours,

/s/ Robin R. Nesbitt

Robin R. Nesbitt
Counsel
ING U.S. Legal Services

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